Shareholders' equity - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended				4 Months Ended				4 Months Ended
	Jun. 30, 2012	Mar. 21, 2012	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2014 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2013 Compensation Committee Approval On 14 February 2012 [Member]	Dec. 31, 2012 Compensation Committee Approval On 14 February 2012 [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2014 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2013 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	Dec. 31, 2012 Compensation Committee Approval On 15 May 2012 Officers Bonus [Member]	May 15, 2012 Compensation Committee Approval On 15 May 2012 New Employees Bonus [Member]
Granted	145,650		112,950				4,500				28,200
Vested in period				37,650	37,650	37,650		1,500	1,500	1,500
Shares authorized		2,000,000
Grant date fair value			$ 16.5				$ 15.92				$ 15.92
Share based compensation	$ 514
Unrecognized compensation cost	$ 1,821
Expected period of recognition for unrecognized compensation costs	3 years 0 months 0 days
Number of shares forfeited	(3,000)